SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue		$ 1,533,893	$ 5,365	$ 3,769,052	$ 15,620
D C U [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 242,400
Fees	7,457
Accounts receivable	353,904
Periodic payment	$ 9,831